SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2026	December 31, 2025
300,000,000 common shares of $0.01 par value each (December 31, 2025: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2026	December 31, 2025
152,783,176 common shares of $0.01 par value each (December 31, 2025: 146,910,679 common shares of $0.01 par value each)	1,528	1,469

The Company’s common shares are listed on the New York Stock Exchange under the ticker symbol “SFL”.

Repurchase of shares

On May 8, 2023, the Board of Directors authorized the repurchase of up to an aggregate of $100 million of the Company’s common shares (“Share Repurchase Program”). The authorization was reaffirmed in both 2025 and 2026 and remains in effect until June 2029. As of June 30, 2026, 2,347,752 shares were repurchased by the Company under its Share Repurchase Program and held as treasury stock. The Company has approximately $79.8 million remaining under the authorized Share Repurchase Program as of June 30, 2026. The specific timing and amounts of the repurchases will be in the sole discretion of the Company and may vary based on market conditions and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares.

Issuance of shares

During the six months ended June 30, 2026, the Company issued 5,414,259 shares under its dividend reinvestment plan (“DRIP”) and At-the-Market Sales Agreement (“ATM”) for total consideration of $62.5 million.

During the six months ended June 30, 2026, the Company issued a total of 458,238 new shares following the exercise of 594,999 share options. (See also Note 11: Share Option Plan).

Therefore, there were 150,435,424 common shares outstanding as of June 30, 2026 (December 31, 2025: 144,562,927), excluding shares held in treasury.

Dividends
During the six months ended June 30, 2026, the Company declared a dividend of $0.20 per share on February 11, 2026, which was paid in cash on March 30, 2026. The record date and ex-dividend date were March 12, 2026. The Company declared a dividend of $0.22 per share on May 12, 2026, which was paid in cash on June 22, 2026. The record date and ex-dividend date were May 27, 2026.